INVENTORIES, NET	12 Months Ended
Dec. 31, 2011
INVENTORIES, NET
INVENTORIES, NET

8.                                      INVENTORIES, NET

Inventories consist of the following:

	As of December 31, 2010	As of December 31, 2011
Raw materials	$114,374	$54,001
Work in progress	54,823	88,941
Finished goods	87,844	110,577
	257,041	253,519
Less: write-down of inventory value	(16,328)	(11,279)
	$240,713	$242,240

The raw materials and finished goods held by third parties were $3,930 and $34,085 as of December 31, 2010, respectively. The raw materials and finished goods held by third parties were $12,846 and $43,080 as of December 31, 2011, respectively.

Certain inventories were pledged to secure credit facilities granted to a subsidiary in 2011. The carrying amount of inventories pledged as of December 31, 2011 were $198,637.